Document and Entity Information	0 Months Ended
Apr. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 25, 2013
Registrant Name	AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Central Index Key	0001547011
Amendment Flag	false
Document Creation Date	Apr 25, 2013
Document Effective Date	Apr 25, 2013
Prospectus Date	Jan 1, 2013
American Funds College 2030 Fund | Class 529-A
Risk/Return:
Trading Symbol	CTHAX
American Funds College 2030 Fund | Class 529-B
Risk/Return:
Trading Symbol	CTHBX
American Funds College 2030 Fund | Class 529-C
Risk/Return:
Trading Symbol	CTYCX
American Funds College 2030 Fund | Class 529-E
Risk/Return:
Trading Symbol	CTHEX
American Funds College 2030 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CTHFX
American Funds College 2027 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CTSFX
American Funds College 2027 Fund | Class 529-A
Risk/Return:
Trading Symbol	CSTAX
American Funds College 2027 Fund | Class 529-B
Risk/Return:
Trading Symbol	CTSBX
American Funds College 2027 Fund | Class 529-C
Risk/Return:
Trading Symbol	CTSCX
American Funds College 2027 Fund | Class 529-E
Risk/Return:
Trading Symbol	CTSEX
American Funds College 2024 Fund | Class 529-A
Risk/Return:
Trading Symbol	CFTAX
American Funds College 2024 Fund | Class 529-B
Risk/Return:
Trading Symbol	CCFBX
American Funds College 2024 Fund | Class 529-C
Risk/Return:
Trading Symbol	CTFCX
American Funds College 2024 Fund | Class 529-E
Risk/Return:
Trading Symbol	CTFEX
American Funds College 2024 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CTFFX
American Funds College 2021 Fund | Class 529-A
Risk/Return:
Trading Symbol	CTOAX
American Funds College 2021 Fund | Class 529-B
Risk/Return:
Trading Symbol	CTOBX
American Funds College 2021 Fund | Class 529-C
Risk/Return:
Trading Symbol	CTOCX
American Funds College 2021 Fund | Class 529-E
Risk/Return:
Trading Symbol	CTOEX
American Funds College 2021 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CTOFX
American Funds College 2018 Fund | Class 529-A
Risk/Return:
Trading Symbol	CNEAX
American Funds College 2018 Fund | Class 529-B
Risk/Return:
Trading Symbol	CNEBX
American Funds College 2018 Fund | Class 529-C
Risk/Return:
Trading Symbol	CNECX
American Funds College 2018 Fund | Class 529-E
Risk/Return:
Trading Symbol	CNEEX
American Funds College 2018 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CNEFX
American Funds College 2015 Fund | Class 529-A
Risk/Return:
Trading Symbol	CFFAX
American Funds College 2015 Fund | Class 529-B
Risk/Return:
Trading Symbol	CFIBX
American Funds College 2015 Fund | Class 529-C
Risk/Return:
Trading Symbol	CFFCX
American Funds College 2015 Fund | Class 529-E
Risk/Return:
Trading Symbol	CFIEX
American Funds College 2015 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CFIFX
American Funds College Enrollment Fund | Class 529-A
Risk/Return:
Trading Symbol	CENAX
American Funds College Enrollment Fund | Class 529-B
Risk/Return:
Trading Symbol	CENBX
American Funds College Enrollment Fund | Class 529-C
Risk/Return:
Trading Symbol	CENCX
American Funds College Enrollment Fund | Class 529-E
Risk/Return:
Trading Symbol	CENEX
American Funds College Enrollment Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CENFX

American Funds College 2030 Fund
American Funds College 2030 Fund

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547011_SupplementTextBlock

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2030 Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000

American Funds College 2027 Fund
American Funds College 2027 Fund

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547011_SupplementTextBlock

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2027 Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000

American Funds College 2024 Fund
American Funds College 2024 Fund

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547011_SupplementTextBlock

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2024 Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000

American Funds College 2021 Fund
American Funds College 2021 Fund

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547011_SupplementTextBlock

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2021 Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000

American Funds College 2018 Fund
American Funds College 2018 Fund

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547011_SupplementTextBlock

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2018 Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000

American Funds College 2015 Fund
American Funds College 2015 Fund

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547011_SupplementTextBlock

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2015 Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000

American Funds College Enrollment Fund
American Funds College Enrollment Fund

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

2. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College Enrollment Fund is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547011_SupplementTextBlock

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

2. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College Enrollment Fund is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College Enrollment Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 1, 2013